Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Borrowings

16. Borrowings
Borrowings consisted of the following:

	As of December 31,
	2022	2023
Current
Short-term borrowings:
Bank loans (i)	2,419,210	3,889,100

Long-term borrowings, current portion:
Bank loans (ii)	124,500	934,976
Asset-backed securities (iii)	637,359	185,864
Asset-backed notes (iv)	—	242,995

Total current borrowings	3,181,069	5,252,935

Non-Current
Long-term borrowings:
Bank loans (ii)	4,328,880	5,562,837
Other loans (ii)	100,000	—
Asset-backed securities (iii)	184,177	—
Asset-backed notes (iv)	—	87,945

Total non-current borrowings	4,613,057	5,650,782

Total borrowings	7,794,126	10,903,717

(i) Short-term bank loans
As of December 31, 2022, the Group had short-term borrowings from banks in the PRC of RMB2,419,210 in aggregate. The effective interest rate of these borrowings was 3.53% per annum. As of December 31, 2023, the Group had short-term borrowings from banks in the PRC of RMB3,889,100 in aggregate. The effective interest rate of these borrowings was 2.62% per annum. Certain short-term bank loans were collateralized by pledges of long-term deposits with carrying values of RMB203,777 as of December 31, 2023, which are classified as “Restricted long-term deposits”.
(ii) Long-term bank and other loans
In May 2017, Zhaoqing XPeng obtained a facility, specified for financing the expenditures of the construction of Zhaoqing manufacturing plant, of up to RMB1,600,000 from Zhaoqing High-tech Zone Construction Investment Development Co., Ltd. (“Zhaoqing High-tech Zone”). In December 2020, RMB800,000 out of the RMB1,600,000 borrowings from Zhaoqing High-tech Zone was repaid and concurrently a borrowing equivalent to RMB800,000 was obtained from a bank in the PRC, with a maturity date from December 18, 2020 to December 17, 2028. In 2021, the principal amount of RMB700,000 out of the RMB800,000 loans from Zhaoqing High-tech Zone had been repaid before the original due date, and the remaining RMB100,000 loans had been repaid on December 25, 2023 before the maturity date.
Moreover, the Group received subsidies from the local government for interest expenses incurred associated with the borrowings. For the years ended December 31, 2021, 2022 and 2023, upon the acceptance of subsidy application by the local government, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Zhaoqing manufacturing plant or to reduce the related interest expenses as incurred, if any.
As a result, the balance of the loans due to Zhaoqing High-tech Zone amounted to RMB100,000 and nil as of December 31, 2022 and 2023, respectively. The bank loans amounted to RMB784,000 and RMB776,000 as of December 31, 2022 and 2023, respectively. The effective interest rate of the loans from Zhaoqing High-tech Zone was 4.90% as of December 31, 2022. The effective interest rate of the loans from the bank was 4.98% per annum as of December 31, 2022 and December 31, 2023, respectively. The principal amount of RMB8,000 and RMB8,000 of the bank loans will be due within one year and was classified to “Long-term borrowings, current portion” as of December 31, 2022 and 2023, respectively.

In July 2021, Guangzhou Xiaopeng New Energy Automobile Co., Ltd. obtained a facility, specified for financing the expenditures of the construction of Guangzhou manufacturing plant, of up to RMB1,120,000 from a bank in the PRC. As of December 31, 2022 and 2023, RMB797,980 and RMB838,858 had been drawn from the bank with an effective interest rate of 5.30% and 4.99% per annum, respectively. For the years ended December 31, 2021, 2022 and 2023, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Guangzhou manufacturing plant or to reduce the related interest expenses as incurred, upon the acceptance of subsidy application by the local government, if any. As of December 31, 2022 and 2023, the principal amount of nil and RMB10,000 of the bank loans will be due within one year and was classified to “Long-term borrowings, current portion”, respectively.
In September 2021, Wuhan Xiaopeng obtained a facility, specified for financing the expenditures of the construction of Wuhan manufacturing plant, of up to RMB3,000,000 from a syndicate of banks in the PRC. As of December 31, 2022 and 2023, RMB1,706,400 and RMB2,035,520 had been drawn from the banks with effective interest rates of 4.35% and 4.47% per annum, respectively. For the years ended December 31, 2021, 2022 and 2023, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Wuhan manufacturing plant, upon the acceptance of subsidy application by the local government, if any. As of December 31, 2022 and 2023, the principal amount of nil and RMB101,776 of the bank loans will be due within one year and was classified to “Long-term borrowings, current portion”, respectively.
In March 2023 and September 2022, Zhaoqing XPeng obtained facilities, specified for financing the expenditures of operations, from banks in the PRC. As of December 31, 2022 and 2023, the bank loans were RMB768,000 and RMB1,398,200 with effective interest rates of 3.35% and 3.14% per annum, respectively, among which RMB76,800 and RMB673,400 will be due within one year and were classified to “Long-term borrowings, current portion”, respectively.
In September 2023 and September 2022, Zhaoqing Xiaopeng New Energy obtained facilities, specified for financing the expenditures of operations, from banks in the PRC. As of December 31, 2022 and 2023, the bank loans were RMB397,000 and RMB1,253,125 with effective interest rates of 3.35% and 3.06% per annum, respectively, among which RMB39,700 and RMB124,300 will be due within one year and were classified to “Long-term borrowings, current portion”, respectively.
In September 2023, Guangzhou Xiaopeng Automobile Finance Leasing
 Co
., Ltd
.
(“Xiaopeng Automobile Finance Leasing”) obtained a facility, specified for financing the expenditures of operations, of up to RMB200,000 from a bank in the PRC. As of December 31, 2023, RMB175,000 had been drawn from the bank with effective interest rates of 3.80% per annum, among which RMB17,500 will be due within one year and was classified to “Long-term borrowings, current portion
”.
In November 2023, Guangzhou Pengyue Automobile Development Co., Ltd. obtained a facility, specified for financing the expenditures of operations, of up to RMB2,350,000 from a syndicate of banks in the PRC. As of December 31, 2023, RMB21,110 had been drawn from the banks with effective interest rates of 3.75% per annum.
Certain of the Group’s banking facilities are subject to the fulfillment of certain financial covenants, including the current ratio and liabilities to assets ratio tests, which are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2022 and 2023, none of the covenants relating to drawn down facilities had been breached. Certain long-term bank loans are collateralized by a pledge of certain buildings and land use rights in the PRC with carrying values of RMB846,854 and RMB2,280,419 as of December 31, 2022 and 2023, respectively. As of December 31, 2023, long-term deposits of RMB564,122 were collateralized as pledges for certain long-term bank loans, which are classified as “Restricted long-term deposits”.

(iii) Asset-backed securities (“ABS”)
In February and November 2022, the Group entered into asset-backed securitization arrangements with third-party financial institutions and set up two securitization vehicles to issue senior debt securities to third party investors, which are collateralized by installment payment receivables (the “transferred financial assets”). The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt securities are reported as securitization debt. The securities were repaid as collections on the underlying collateralized assets occur and the amounts were included in “Long-term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities of the debt securities. The ABS issued in February 2022 has matured in September 2023. As of December 31, 2022, the balance of current and non-current
portion of the ABS were RMB637,359 and RMB184,177, respectively. As of December 31, 2023, the balance of current and non-current
portion of the ABS were RMB185,864 and nil, respectively.
(iv) Asset-backed notes (“ABN”)
In August 2023, the Group entered into asset-backed notes by issuing senior debt notes to third party investors, which are collateralized by installment payment receivables (the “transferred financial assets”). The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt notes are reported as securitization debt. The notes were repaid as collections on the underlying collateralized assets occur and the amounts were included in “Long-term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities. As of December 31, 2023, the balance of current and non-current
portion of the ABN are RMB242,995 and RMB87,945, respectively.
The aggregate carrying value of the borrowings approximates fair value as of December 31, 2022 and 2023, respectively. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level II.